Management of financial risks, financial instruments, and other risks	12 Months Ended
Dec. 31, 2025
Management Of Financial Risks Financial Instruments And Other Risks
Management of financial risks, financial instruments, and other risks

32. Management of financial risks, financial instruments, and other risks

a) Overview

The Group monitors risks that could materially impact strategic objectives or regulatory compliance. To efficiently manage and mitigate these risks, the risk management structure identifies and assesses the risks based on their potential impact on financial results, capital, liquidity, customer relationships, and reputation. This prioritization aims to ensure that the Group captures opportunities while mitigating threats to its strategic pillars.

b) Risk management structure

Risk Management is a fundamental pillar of the Group's strategic governance. The risk management framework is integrated across the entire Group with the objective of ensuring that risks are consistently identified, measured, mitigated, monitored, and reported. This continuous process is embedded in the Group’s culture and decision-making structures, aiming to minimize losses, maximizing profitability, and reinforce the Group’s core values.

The Group's risk management structure considers the size and complexity of its business, which allows tracking, monitoring, and control of the risks to which it is exposed. The risk management process is aligned with management guidelines, which, through committees and other internal meetings, define strategic objectives, including risk appetite. Conversely, the capital control and capital management units provide support through risk and capital monitoring and analysis processes.

The Group considers a Risk Appetite Statement (“RAS”) to be an essential instrument to support risk management and decision making. The Board of Directors reviews and approves the RAS, as guidelines and limits for the business plan and capital deployment. Nu has defined a RAS that prioritizes the main risks and, for each of these, qualitative statements and quantitative metrics expressed in relation to earnings, capital, risk measures, liquidity, and other relevant measures were implemented, as appropriate.

Nu operates on the three-line model, which helps to identify structures and processes that best support the achievement of objectives and facilitate a robust governance and risk management structure.

● First line: business functions and support functions/areas or activities that generate exposure to risk, whose managers are responsible for managing them in accordance with policies, limits and other conditions defined and approved by the Board. The first line must have the means to identify, measure, treat and report risks.

● Second line: consisting of the areas of Risk Management, Internal Controls and Compliance, it is responsible for ensuring an effective control of risks and that they are managed in accordance with the defined risk tolerance level. It is also responsible for proposing risk management policies, developing risk models and methodologies, and first-line supervision.

● Third line: composed of the Internal Audit, is responsible for periodically and independently evaluating whether policies, methods and procedures are adequate, in addition to verifying their effective implementation.

Another important element of the risk management framework is the structure of Technical Forums and Committees. These governance bodies were designed and implemented to monitor and make decisions on aspects associated with the Group's management and control. Nu has implemented this structure both at a Global and a country-level perspective, as described below.

Global risk-related Governance body:

● Audit and Risk Committee: established as a Board of Director level committee designed to assist the Board in fulfilling responsibilities of the Company’s governance, risk management, and financial reporting. Its primary responsibilities includes: evaluating the performance, independence and progress of internal audit and the independent external audit, reviewing and discussing the annual audited financial statements and unaudited quarterly financial statements with management and the independent auditor, monitoring the effectiveness of internal control systems and ensuring management implements recommendations made by internal and independent auditors. The committee is also responsible for overseeing Company’s risk management framework and control functions, including monitoring risk exposure levels against the RAS). The committee is composed of three independent members and meets at least quarterly.

Country-level risk-related Governance bodies:

Each of the countries where the Group has operations established a structure of governance based on the relevant regulatory requirements and composed of the following elements. Depending on the nature of the subject to be managed, some Committees and meetings can be grouped to cover more than one country.

● Risk Committee: its objective is to assist the country's executive officers in the performance of the entity’s risk management and control functions, monitoring the level of risk exposure according to risk tolerance. It also aims to adopt strategies, policies and measures aimed at disseminating a culture of internal controls and risk mitigation.

● Audit Committee: its main duties are to evaluate the performance and progress of the work of the Internal Audit function, the independent auditors, and the respective reports related to the internal control systems, to follow the recommendations made by internal and independent auditors to management, and to review and discuss with management and the independent auditor the annual audited financial statements and unaudited quarterly financial statements.

● Technical Forums: regular meetings to discuss key risks, mitigatory and propose recommendations to the country-level Risk Committee. Depending on the materiality in each of the countries, each of the following risks listed below may have its own Technical Forum, with the participation of executives from associated areas: Credit, Accounting, Tax, Asset and Liability management ("ALM") / Capital, Operational and Internal Control, Conduct, Information Technology and Cyber Risks ("IT"), Compliance, Anti-Money Laundering ("AML"), Fraud Prevention, Wholesale, Sustainability and Credit Provisions, Reputational and Model Risk. Each Technical Forum has its own charter, establishing the scope of work, voting members and other working model attributes.

c) Risks actively monitored

Risks that are actively monitored by the Group include Credit Risk, Liquidity Risk, Market Risk, Interest Rate Risk in the Banking Book (IRRBB), Foreign exchange (FX), Operational, IT and Cyber, Regulatory, Compliance and AML (Anti-money laundering), Reputational Risk, Model Risk and Risk from Cryptocurrency business. The management of these risks is carried out according to the three-line model, considering policies and procedures in place, as well as the limits established in the RAS. Also, there is a Stress Testing program in place.

Each of the risks described below has its own methodologies, systems and processes for its identification, measurement, evaluation, monitoring, reporting, control, and mitigation.

In the case of financial risks, such as credit, liquidity, IRRBB and market, the measurement is undertaken based on quantitative models and, in certain cases, prospective scenarios in relation to the main variables involved, respecting the applicable regulatory requirements and best market practices. Non-financial risks, such as operational risk and technological/cyber risks, are measured using impact criteria (inherent risk), considering potential financial losses, reputational damage, customer perception, and legal/regulatory obligations, as well as evaluated in relation to the effectiveness of the respective structure of internal controls.

Based on the results of the measurement and risk assessment activities, the adherence of the residual exposure to Nu's risk tolerance is verified. Necessary actions to mitigate risks are presented and discussed in the governance structure (Technical Forums and Risk Committees), which are also the channels responsible for approving and monitoring the implementation of action plans.

Credit risk

Credit risk is defined as the possibility of losses associated with failure of customers or counterparties to pay their contractual obligations; the depreciation or reduction of the expected gains from financial instruments due to the deterioration of the credit quality of customers or counterparties; the costs of recovering the deteriorated exposure; and any advantage given to customers or counterparties due to deterioration in their credit quality.

The credit risk control and management structure is independent of the business units, and is responsible for the processes and tools to measure, monitor, control and report the credit risk of products and other financial operations, continuously verifying their adherence to the policies and structure of approved limits. There is also an assessment of the possible impacts arising from changes in the economic environment, to ensure that the loan portfolio is resilient to economic crises.

Credit risk management is carried out by the Credit Risk team with a centralized role independent of the business units, and is responsible for:

•	Establishing governance, policies and procedures aimed at maintaining exposure to credit risks in accordance with the levels set in the RAS;
•	Monitoring and notifying management of the risk levels (tolerance compliance) of the credit portfolio, including recommendations for improvement, when applicable;
•	Identifying and assessing inherent risks and respective mitigators in the launch of new products and significant changes in existing processes; and
•	Estimating the expected credit losses according to consistent and verifiable criteria, in line with existing regulations.

The Group’s outstanding balance of financial assets and other exposures to credit risk is shown in the table below:

	2025	2024

Financial assets
Cash and cash equivalents	15,003,643	9,185,742

Securities	1,059,923	665,242
Derivatives	80,748	75,464
Financial assets at fair value through profit or loss	1,140,671	740,706

Securities	12,157,076	9,913,517
Financial assets at fair value through other comprehensive income	12,157,076	9,913,517

Credit card receivables	18,267,904	12,259,276
Loans to customers	9,421,458	5,321,885
Compulsory and other deposits at central banks	9,537,788	6,743,336
Other receivables	1,000,683	1,413,443
Other financial assets	148,777	78,483
Securities	3,141,504	885,418
Financial assets at amortized cost	41,518,114	26,701,841

Other exposures
Unused limits (i)	28,841,327	17,663,606
Credit Commitments	28,841,327	17,663,606
(i)	Unused limits are not recorded in the statement of financial position but are considered in the measurement of the ECL because it represents credit risk exposure.

Liquidity risk

Liquidity risk is defined as:

•	the ability of an entity to fund increases in assets and meet obligations as they come due, without incurring unacceptable losses; and
•	the possibility of not being able to easily exit a financial position due to its size compared to the traded volume in the market.

The liquidity risk management structure uses future cash flow data, applying what the Company believes to be severe stress scenario to these cash flows, to measure whether the volume of high-quality liquid assets that the Group holds is sufficient to ensure its financial resilience. The liquidity indicators are monitored daily, using procedures approved by Management, and compared with the approved limit structure, in accordance with the Group's declared risk tolerance.

Among the main liquidity indicators, Nu uses:

•	Short-Term Liquidity Ratio: the Group uses an internal methodology which measures whether it holds sufficient high quality liquid assets to cover short term (unexpected) outflows in a severe stress scenario.
•	Funding Ratios and Gaps: to ensure long term Balance Sheet stability, the Group establishes conservative limits for the ratios and cumulative gaps (the value difference) between assets and liabilities in all future maturity buckets, using expected behavioral maturities, calculated with historical internal data.

The Group has a detailed Contingency Funding Plan for each entity, outlining management actions that must be taken in response to a deterioration of the liquidity indicators.

Primary sources of funding - by maturity

	2025				2024
Funding Sources	Up to 12 months	Over 12 months	Total	%	Up to 12 months	Over 12 months	Total	%

Bank receipt of deposits (RDB) (i)	31,869,219	135,606	32,004,825	87%	21,402,435	109,409	21,511,844	91%
Borrowings and financing	2,525,443	1,872,773	4,398,216	12%	414,291	1,316,066	1,730,357	7%
Bank certificate of deposit (CDB)	363,783	104,151	467,934	1%	462,407	83,988	546,395	2%
Total	34,758,445	2,112,530	36,870,975	100%	22,279,133	1,509,463	23,788,596	100%
(i)	Considering the earliest date the customer can redeem, which is the worst-case scenario from the perspective of the Group. For liquidity risk management, Nu considers a run-off scenario, according to historical customer behavior.

Maturities of financial assets and liabilities

The table below summarizes the Group’s financial assets contractual cash flows and their contractual maturities:

	2025
	Carrying amount	Total	Up to 1 month	1 to 3 months	3 to 12 months	Over 12 months

Financial assets
Credit card receivables (i)	18,267,904	19,723,978	7,782,439	6,378,157	5,310,675	252,707
Securities	16,358,503	16,959,426	482,433	2,531,311	1,895,395	12,050,287
Compulsory and other deposits at central banks	9,537,788	9,537,788	9,537,788	-	-	-
Cash and cash equivalents	15,003,643	15,003,643	15,003,643	-	-	-
Loans to customers (i)	9,421,458	14,281,017	1,088,456	2,114,617	5,234,192	5,843,752
Other receivables	1,000,683	1,028,280	427,853	296,134	304,293	-
Other assets	1,403,870	1,403,870	1,403,870	-	-	-
Total Financial Assets	70,993,849	77,938,003	35,726,483	11,320,219	12,744,555	18,146,746

(i)	The cash flows for Credit card receivables and Loans to customers consider only operations that are not overdue.

The tables below summarize the Group’s financial liabilities and their contractual maturities:

	2025
	Carrying amount	Total (iii)	Up to 1 month	1 to 3 months	3 to 12 months	Over 12 months

Financial liabilities
Derivatives	65,969	66,020	19,832	18,846	10,919	16,423
Repurchase agreements	783,837	785,663	525,999	259,664	-	-
Deposits from customers (i)	9,452,342	9,452,342	8,007,913	980,250	383,881	80,298
Bank receipt of deposits (RDB) (ii)	32,004,825	32,957,907	31,248,807	466,094	947,390	295,616
Bank certificate of deposit (CDB)	467,934	515,277	28,556	130,576	227,108	129,037
Payables to credit card network	13,633,823	13,633,972	5,337,904	4,262,348	3,767,619	266,101
Borrowings and financing	4,398,216	4,983,343	87,685	336,237	2,240,707	2,318,714
Total Financial Liabilities	60,806,946	62,394,524	45,256,696	6,454,015	7,577,624	3,106,189
(i)	In accordance with regulatory requirements and in guarantee of these deposits, the Group holds the total amount of US$93,955 in eligible securities composed of Brazilian government bonds as described in note 12b, under a dedicated account within the Central Bank of Brazil as of December 31, 2025 (US$51,128 as of December 31, 2024).
(ii)	Considering the earliest date in which the customer can withdraw the deposit.
(iii)	The total was projected considering the exchange rate of Brazilian Reais, Mexican and Colombian Pesos to US$ as of December 31, 2025.

The unused limit of credit cards is the pre-approved limit that has not yet been used by the customer and represents the current maximum potential credit exposure. Therefore, it does not represent the real need for liquidity arising from commitments. When customers reach their limits, the expected duration of the credit card receivables is shorter than the duration of the payables to network.

In view of the asset allocation profile presented above, the Group establishes a funding plan with the aim of maintaining a healthy financial position in the short and long term. The main source of funding is the deposit franchise (Deposits in electronic money and Bank receipt of deposits), which the Group aims to match with a liquidity cushion on the asset side. Securities are mainly composed of Government Bonds, which may have longer maturities (as demonstrated in the table above), but are traded in a market that has historically had high liquidity.

Additionally, despite being contractually redeemable in the short term, the Group considers deposits balance to be a growing financing instrument, used alongside with other debt issuances to guarantee a proper mix of funding sources.

The Group monitors and utilizes this information as part of its mechanism for managing liquidity risk.

Market risk and Interest Rate Risk in the Banking Book (IRRBB)

Market risk is defined as the risk of losses arising from movements in market risk factors, such as interest rate risk, equities, foreign exchange (FX) rates and commodities prices. IRRBB refers to the current or prospective risk to an entity's capital and earnings arising from adverse movements in interest rates that affect the banking book positions.

A market risk and IRRBB control and management structure, operating independently from the business units, is responsible for the processes and tools to measure, monitor, control and report the market risk and IRRBB, while continuously verifying compliance with approved policies and limits.

Management of market risk and IRRBB is based on metrics that are reported to the Asset & Liability Management and Capital ("ALM") Technical Forum and to the country-level Risk Committee. Management is authorized to use financial instruments as outlined in the Group's internal policies to hedge market risk & IRRBB exposures.

Management of market risk and interest rate risk in the banking book (IRRBB) is based on the following metrics:

● Interest Rate Sensitivity (DV01): impact on the market value of cash flows, when submitted to a one basis point increase in the current annual interest rates or index rate;

● Value at Risk (VaR): maximum market value loss for a holding period with a confidence level; and

● FX exposures: considering all financial positions that bring FX risk and operational expenses in other currencies.

In Brazil, the Brazilian Central Bank (BCB) requires an assessment of the sufficiency of capital for the interest rate risk of the banking book (IRRBB) based on Delta EVE and Delta NII metrics. The Group calculates these metrics in Brazil according to the regulator standard for managing this capital requirement. Delta EVE is the change in the Group's economic value of equity in the scenarios prescribed by the BCB. Delta NII is the change in the Group's net interest income in the same standard prescribed scenarios.

The table below presents the Value at Risk (VaR) calculated using a confidence level of 99% and a holding period of 10 days. The calculation is performed using a filtered historical simulation approach, based on a 5-year historical window. For Brazil VaR is calculated only for the Trading Book, while in Mexico it is presented for the Available for Sale portfolio, in line with regulation and portfolio management strategies.

VaR	2025	2024

Nu Prudential Conglomerate - Brazil	13	433
Nu Holdings (i)	576	14,528
Nu México	145	651
(i)	Considers only financial assets held directly by Nu Holdings as other subsidiaries do not have significant market risk exposures.

The following analysis presents the Group's whole Financial Position sensitivity of the fair value to an increase of 1 basis point (“bp”) (DV01) in the Brazilian risk-free curve, Brazilian IPCA coupon curve, US risk-free curve, Mexican risk-free curve and Turkish risk-free curve, assuming a parallel shift and a constant financial position:

DV01	2025	2024

Brazilian risk-free curve	(766)	(363)
Turkish risk-free curve	(147)	—
US risk-free curve	(33)	(147)
Mexican risk-free curve	(42)	(2)
Colombia risk-free curve	(257)	(53)

Foreign exchange (FX) risk

The financial information may exhibit volatility due to the Group’s operations in foreign currencies, such as the Brazilian Real and the Mexican and Colombian Pesos. At the Nu Holdings level, there is no net investment hedge for investments in other countries.

Expenses in other currencies (USD and EUR) are hedged within a hedge accounting framework, but other economic hedge relationships exist and are governed by an FX residual exposure framework within the market risk management structure. A non-exhaustive list comprises loans, bonds, cash accounts, and time deposits in other currencies than the functional currency of each entity, and the total exposure is always kept within the tolerance level defined by the Group on this instance.

As of December 31, 2025 and December 31, 2024, none of the entities of the Group had significant unhedged FX exposures in currencies other than their respective functional currencies.

Operational risk

Operational risk is defined as the potential for losses resulting from external events or from failures, deficiencies or inadequacies of internal processes, people or systems. In this context, the legal risk associated with inadequacy or deficiency in contracts signed by Nu, sanctions due to non-compliance with applicable laws and regulations, and compensation for damages to third parties arising from the activities developed by the Company must also be considered.

The structure of control and management of operational risk and internal controls is independent of the business and support units, and is responsible for the identification and assessment of operational risks, as well as for evaluating the design and effectiveness of the internal controls. The operational risk framework covers, among other, risks such as systems and services disruption, external fraud and failures in activities involved in payment scheme arrangements. This independent structure is also responsible for the preparation and periodic testing of the business continuity plan and for coordinating the risk assessment in new product launches and significant changes to existing processes.

Within the risk management governance process, formal mechanisms are used to identify, measure, evaluate, monitor, and report operational risk events to each business and support areas, in addition to disseminating the control culture to other employees. The main results of risk assessments are presented in the Technical Forums and in the Risk Committee, when applicable. Applicable improvement recommendations result in action plans with planned deadlines and responsibilities.

Information Technology/Cyber ("IT") risk

IT/Cyber risk is defined as the adverse effects arising from a range of possible threats to the information technology infrastructure, including cybersecurity (occurrence of information security incidents), incident management (ineffective incident/problem management process, impact about service levels, costs and customer dissatisfaction), identity and access management (unauthorized access to sensitive information), data management (lack of compliance with data privacy laws or gaps in data management governance or data leakage issues), among others.

The structure of control and management of IT Risk is independent of the business and support units, and is responsible for the identifying, evaluating, measuring, monitoring, controlling, and reporting Information Technology risks in relation to the risk tolerance levels approved by the Board. The Group is committed to investing in preventive, detective and corrective controls, as well as technologies to mitigate cyber threats.

Nu continuously assesses its exposure to cyber and technology risks, including emerging threats, and evaluates their potential impacts on business continuity, customers, data integrity, and regulatory compliance.

The results of the IT risk and controls assessments are regularly discussed at the Technical Forums and presented to the Risk Committee when applicable. The applicable improvement recommendations result in action plans with planned deadlines and responsibilities.

Regulatory risk

In a complex and highly regulated environment, legislative and regulatory initiatives may result in significant changes to Nu's regulatory framework and consequently its business activities.

To address such risks Nu maintains teams in Brazil, Colombia and Mexico dedicated to monitoring these changes and communicating the potential impacts to the Group and the broader financial industry.

Legislative and regulatory initiatives that can present a material impact to the Group are brought to the attention of the Risk Committee and the management team allowing the Group, when necessary, to adjust its strategy and decide on the best course of action to deal with such changes.

Compliance, Ethics and Anti-Money Laundering

As the Group operates in a highly regulated environment, a robust Compliance, Ethics and Anti-Money Laundering program was established. The Group has resources dedicated to the Compliance and Regulatory, Ethics, as well as to Anti Money Laundering Program and Combating the Financing of Terrorism.

The Ethics Program sets the minimum conduct standards for the organization, including Code of Conduct, Compliance Policies, Training, and Awareness Campaigns, as well as an independent Whistleblower Channel. Some examples include the anti-bribery and corruption risks, conflict of interest, related parties, insider trading as well as any violations from Nu's Code of Conduct.

The Regulatory Compliance team is focused on overseeing the regulatory adherence of the organization. The main activities involve regulatory tracking and managing the regulatory adherence, assessment of new products and features, advisory, Compliance testing as well as centralizing the relationship with regulators regarding requests of information and exams. If not in compliance with laws and regulations, the Group may be exposed to sanctions, loss of license as well as potential criminal implications on management.

Nu's Anti Money Laundering (AML) Program represents the global framework and guidelines for AML, Combating Terrorism Financing (CTF) and Sanctions Evasion risks, and is the basis for the AML team's strategic planning. It involves the risk of the company being exposed to sanctions for not implementing controls to avoid AML, Terrorism Financing, and Sanctions Evasion.

The Program is structured in three levels - strategic, tactical, and operational - and it is composed of 7 pillars (strategic level): Enterprise Risk Assessment; Policies and Procedures; Communication and Training; Know Your Customer (KYC); Due Diligence (KYE, KYS, KYP and KYB); MSAC - Monitoring, Selection, Analysis and Communication (SAR); and Effectiveness Assessment Program.

Reputational risk

The Group believes that the materialization of other risks can negatively impact its reputation, as they are closely linked. Unfavorable events in different risk areas such as business continuity, cyber security, ethics and integrity, negative social media activity, among others, can damage Nu's reputation.

Therefore, the Group has teams and processes in place dedicated to overseeing external communication and for crisis management, which are key elements in identifying and mitigating reputational incidents, as well as to gain long-term insight to better prevent or respond to similar situations in the future.

Risks from cryptocurrency business

In addition to the risks set out above, the Group's activities and services related to cryptocurrency (NuCrypto) generate specific risks which are directly related to cryptocurrency technology. NuCrypto may utilize the services of third-party licensed trust companies in the operation and management of the cryptocurrency business activity. The Group maintains a copy of the records held by the third-party as well as its own internal tracking of customers' assets for reconciliation purposes. NuCrypto may have a liability to indemnify customers under consumer protection laws (like any other supplier of goods and services in Brazil) but the agent is obligated to secure the assets and protect them from loss and theft. Currently, the majority of assets under custody are managed internally, and liquidity providers operate within a trust structure and carry insurance for potential losses which the Group would seek to make claims upon if required, with any benefit obtained being transferred to impacted customers.

Stress testing program

The stress testing program considers shocks/impacts to Nu's main products, such as credit cards, personal loans and funding instruments, in addition to their respective sub-products. Scenarios are integrated, with different risks being considered simultaneously, at different levels of intensity and probability, as well as scenarios in which managerial actions are taken to increase the Group's resilience and preserve its capital and liquidity indicators.

The proposed scenarios are presented to the Stress Testing Technical Forum. The scenarios to be addressed, duration and severity and plausibility of each shock are discussed, as well as the ways in which they will be modeled and the level of detail required. After modeling and executing the tests, the results are submitted to the appropriate committees and technical forums, an integral part of Nu's risk management structure. The proposed actions aimed at ensuring the Group's resilience are discussed and approved. The Stress Testing Program is updated annually and defines which tests the team must undertake in the next 12 months.